GS Mortgage-Backed Securities Trust 2023-RPL2 ABS-15G

Exhibit 99.3 - Schedule 3

Seller / Servicer Loan Number	GS Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Open Credit Exception(s)	Closed Credit Exception(s)	Final Compliance Event	Open Compliance Exception(s)	Closed Compliance Exception(s)	Subject to Predatory Lending	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance
XXXX	XXXX	XXXXX	3	2	*** (OPEN) Missing Documentation - EV 3 COMMENT: The file is missing the UW ATR / QM worksheet. *** (OPEN) Special information booklet is Missing - EV 2 COMMENT: The Home Loan Toolkit dated 4/20/2020 was not disclosed within 3 days of the application date. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XXXX.	3	*** (OPEN) QM Points and Fees - EV 3
COMMENT:   This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)).  The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount. The following fees were included in the calculation: Mortgage Broker Fee (Indirect) and Points (Loan Discount Fee).  If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation.

*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Homeownership Counseling List - EV 2
								COMMENT: The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XXXX.The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	2	3	*** (OPEN) Missing Documentation - EV 3 COMMENT: The file is missing the UW ATR / QM worksheet *** (OPEN) Special information booklet is Missing - EV 2 COMMENT: There is no date evident on the Tool Kit provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date,XXXX. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R

*** (CURED) XXXX Loan Fees Not allowed  - EV R
									COMMENT: This loan failed the loan origination fee test. (XXXX Pamphlet 26-7, Chapter 8.02, XXXX State Deviation Chart (XXXX) ) The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (IRRRL). The following fees were included in testing: Commitment Fee, Document Preparation Fee, Loan Origination Fee, and Pest Inspection Fee. The loan exceeds the 1% originaton threshold by $XXXX. The defect may be cured by reimbursing the consumer.	No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the transfer taxes on LE XXXX was not accepted because a valid change of circumstance was not provided.  A cost to cure in the amount of $XXXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing TRID RESPA Disclosures - EV R
									COMMENT: This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XXXX. The defect can be cured by providing evidence showing the consumer received the disclosure 4 business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.		Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Missing Documentation - EV 3 COMMENT: The file is missing the UW ATR / QM worksheet.		1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	2	1		*** (CURED) Required Affiliated Business Disclosure missing/unexecuted - EV R COMMENT: Missing ABD Disclosure	2	*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2 COMMENT: The DTI was not recalculated based on the review of the scope.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3
COMMENT:   The loan is missing the initial escrow account disclosure for tax escrow on the HUD.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan is missing the refinance 3 day right to cancel.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan is missing the GFE of closing costs. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The loan is missing the notice of servicing transfer. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The loan is missing the initial 1003. *** (OPEN) Final Application is missing - EV 3 COMMENT: The loan is missing the final 1003. *** (OPEN) Good Faith Estimate missing or unexecuted - EV 2 COMMENT: The loan is missing the GFE of closing costs. The statute of limitations has expired downgraded based on Client Compliance Profile. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2 COMMENT: The loan file is missing the notice of servicing transfer. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the initial loan application.

*** (OPEN) Final Application is missing - EV 3
COMMENT:   The loan file is missing the final loan application.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file is missing the good faith estimate of closing costs.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file is missing the HUD.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the appraisal.

*** (OPEN) Missing credit report - EV 3
COMMENT:   The loan file is missing the credit report.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file is missing the title.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file is missing the notice of servicing transfer.

*** (OPEN) Required Affiliated Business Disclosure missing/unexecuted - EV 3
COMMENT:   The loan file is missing the affiliated business disclosure.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan file is missing the right of rescission.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file is missing the 1008 and loan approval.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The initial application is missing. *** (OPEN) Good Faith Estimate missing or unexecuted - EV 3 COMMENT: The Good faith estimate is missing. *** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3 *** (OPEN) Missing credit report - EV 3 COMMENT: The origination credit report is missing. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The Notice of Servicing Transfer is missing.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The HUD-1 is missing.	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX.
This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $XXXX, whichever is greater.  The TILA Finance Charge loan data is $XXXX and the comparison data is XXXX for an under disclosed amount of $XXXX.  The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the initial loan application.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final loan application.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file is missing the GFE of closing costs.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file is missing the HUD.

*** (OPEN) Loan program disclosure missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the loan program disclosure; loan was ARM with PPP.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the appraisal.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file is missing the title.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file is missing the notice of servicing transfer.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan file is missing the 3 day right to rescind a refinance.

*** (OPEN) Right to receive copy of appraisal is Missing - EV 3
COMMENT:   The loan file is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file is missing the 1008 or loan approval.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	3	*** (OPEN) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV 3
COMMENT:   The loan file did not contain the CHARM Booklet and loan was ARM.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The loan is missing the initial 1003. *** (OPEN) Good Faith Estimate missing or unexecuted - EV 3 COMMENT: The loan is missing the initial GFE. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan is missing the initial notice of servicing transfer.		1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The Servicing Disclosure is missing from the loan file.		1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	1	3	*** (OPEN) ComplianceEase State Regulations Test Failed - EV 3
								COMMENT: This loan failed the prohibited fees test. (XXXX §17:11C-23, XXXX §§3:1-16.2) The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee. A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees: 1 a credit report fee; 2 appraisal fee; 3 application fee; 4 commitment fee; 5 warehouse fee; 6 discount points; 7 lock-in fee; 8 a service fee not to exceed $XXXX to cancel the mortgage; and 9 fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees: 1 overnight delivery, messenger, fax, and other special delivery fees; 2 flood certification fees; 3 pest inspection or certification fees; 4 final inspection fee; 5 outside counsels' fees as permitted by XXXX §46:10A-6; 6 certified check fees; 7 credit report and appraisal update fees; 8 not more than one-year of mortgage insurance premiums; 9 survey fees; 10recording fees; 11title and title search fees, including title insurance premiums; 12taxes; 13tax service fees; 14radon test fees; 15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous. The loan data fees are $XXXX and the comparison data fees are $XXXX for a $XXXX overage.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	2	1	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	2	2	*** (OPEN) Application Missing - EV 2 COMMENT: Application is missing from file.	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
								COMMENT: ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ),The annual percentage rate (APR) is XXXX%. The disclosed APR of XXXX% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The Application is missing from the loan file. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The Servicing Disclosure is missing from the loan file. *** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The 1008 is missing from the loan file.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The application is missing from the loan file. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The Servicing Disclosure is missing from the loan file. *** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The 1008 is missing from the loan file.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	2	*** (OPEN) Application Missing - EV 2 COMMENT: Application is missing from file. *** (OPEN) Final TIL Missing or Not Executed - EV 2 COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	3	*** (OPEN) ComplianceEase TILA Test Failed - EV 3
COMMENT:   This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is XXXX%. The disclosed APR of XXXX% is not considered accurate because it is more than
								1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	2	2	*** (OPEN) Application Missing - EV 2 COMMENT: Application is missing from file. *** (OPEN) Final TIL Missing or Not Executed - EV 2 COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.		1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The loan file did not contain the initial 1003. *** (OPEN) Mortgage - Missing required ARM Rider - EV 3 COMMENT: The loan file did not contain the ARM rider to the mortgage. *** (OPEN) Prepayment Rider Missing - EV 3 COMMENT: The loan file did not contain the prepayment rider to the mortgage.	3	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 3
COMMENT:   No fees are paid by seller.

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 3
								COMMENT: This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state of XXXX where the property is located. The loan data reflects late fees of XXXX% with comparison data of XXXX% resulting in an overage of XXXX%. This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located. The loan data reflects prepayment term of XXXX months with comparison data of XXXX months resulting in a variance of XXXX months.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Condo / PUD rider Missing - EV 3 COMMENT: The appraisal shows a 8 story condo and the mortgage is missing the condo rider to the mortgage. *** (OPEN) Missing required 1-4 family rider - EV 3 COMMENT: The loan approval shows investor property and the mortgage is missing the 1-4 rider to the mortgage. *** (OPEN) Mortgage - Missing required ARM Rider - EV 3 COMMENT: The note shows an ARM and the mortgage is missing the ARM rider to the mortgage.		3	*** (OPEN) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV 3 COMMENT: The loan file did not contain the CHARM Booklet and loan was ARM.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1	1	*** (CURED) ComplianceEase TILA Test Failed - EV R
									COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XXXX and XXXX was provided more than 60 calendar days after the consummation date, XXXX.	No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	2	2	*** (OPEN) Special information booklet is Missing - EV 2 COMMENT: The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date. The application date is not known due to missing initial application with a date, XXXX. The statute of limitation has expired. Downgraded based on client’s compliance profile.	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely. The statute of limitation has expired. Downgraded based on client’s compliance profile.

*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   This loan failed the charges that in total cannot increase more than XXXX% test. (12 CFR §1026.19(e)(3)(ii)). Because the loan failed the Initial LE date test (from application), any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Title-Closing/Escrow- $XXXX, Title-Courier- $XXXX, Title-Lender's Policy- $XXXX, Title-Recording Service- $XXXX, Title-Wire Transfer- $XXXX and Recording Fee- $XXXX. The violation may be cured if documentation is provided showing the disclosure was delivered timely. The statute of limitation has expired. Downgraded based on client’s compliance profile.

*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) dated XXXX was not disclosed within 3 days of the application date, XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application. The statute of limitation has expired. Downgraded based on client’s compliance profile.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The Service Provider List issued on XXXX was not disclosed within 3 days of the application date, XXXX. As a result, fees that the borrower could shop for were tested under XXXX% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application. The statute of limitation has expired. Downgraded based on client’s compliance profile.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
								COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XXXX was not disclosed within 3 days of the application date, XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure. The statute of limitation has expired. Downgraded based on client’s compliance profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	2	2	*** (OPEN) Special information booklet is Missing - EV 2 COMMENT: The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XXXX. The statute of limitation has expired. Downgraded based on client’s compliance profile.	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XXXX- Appraisal Fee and Single Premium MI- XXXX was not accepted because a valid change of circumstance was not provided:  Appraisal Fee- $XXXX and Single Premium MI - $XXXX. A cost to cure in the amount of $XXXX is required. However, because $XXXX was reimbursed, only $XXXX is now due. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired. Downgraded based on client’s compliance profile.

*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XXXX without a valid change of circumstance. A cost to cure in the amount of $XXXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).  The statute of limitation has expired. Downgraded based on client’s compliance profile.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
								COMMENT: The loan failed the Revised Loan Estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate issued on XXXX was issued on the same day or after providing the Closing Disclosure issued on XXXX. The statute of limitation has expired. Downgraded based on client’s compliance profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	2	2	*** (OPEN) Application Missing - EV 2 COMMENT: The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.		2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2 COMMENT: Missing evidence of reciept for Intent to Proceed.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The application is missing from the loan file. *** (OPEN) Good Faith Estimate missing or unexecuted - EV 3 COMMENT: The Good Faith Estimate is missing from the loan file. *** (OPEN) Missing Appraisal - EV 3 COMMENT: The Appraisal is missing from the loan file. *** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The 1008 is missing from the loan file.	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX. The loan data indicates $XXXX whereas the comparison data is $XXXX resulting in a under disclosed amount of $XXXX. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	1			3	*** (OPEN) ATR / QM Worksheet - EV 3 COMMENT: The file is missing the UW ATR / QM worksheet.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	1	*** (CURED) MI, FHA or MIC missing and required - EV R COMMENT: PMI Cert is missing from file.	3	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 3
COMMENT:   "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Final Inspection Fee on disclosure XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

								Missing COC for initial added Final Inspection Fee for $XXXX. Final Inspection Fee increased to $XXXX on initial CD, however there is a cure in file for $XXXX increase.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TILA Test Failed - EV R
									COMMENT: This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1). The loan is understated by $XXXX. The following fees were included in the calculation: Prepaid Interest paid by Borrower: $XXXX, Processing Fee paid by Borrower: $XXXX, Tax Service Fee paid by Borrower: $XXXX, Title-Closing/Escrow paid by Borrower: $XXXX, Title-Lender's Policy paid by Borrower: $XXXX. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid. The index used for testing is XXXX.	No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	1	3	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 3
								COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XXXX was not accepted because a valid change of circumstance was not provided: <enter fees>. A cost to cure in the amount of $XXXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	1	3	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 3
COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date,XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Licensing issue; out of scope.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
									COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XXXX was provided more than XXXX calendar days after the consummation date, XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XXXX calendar days after consummation. No rebuttal response required. Cure accepted XXXX days from discovery.	No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	1	3	*** (OPEN) Missing TRID RESPA Disclosures - EV 3
								COMMENT: There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared XXXX; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	2	*** (OPEN) Special information booklet is Missing - EV 2 COMMENT: The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date. The application date is not known due to missing initial application with a date.	3	*** (OPEN) ComplianceEase TILA Test Failed - EV 3
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) The loan is understated by $XXXX. The following fees were included in the calculation: Prepaid Interest paid by Borrower: $XXXX, Processing Fee paid by Borrower: $XXXX, Tax Service Fee paid by Borrower: $XXXX, Title-Closing/Escrow paid by Borrower: $XXXX, Title-Survey paid by Borrower: $XXXX. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid. The index used for testing is XXXX.

*** (OPEN) Missing TRID RESPA Disclosures - EV 3
								COMMENT: There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared XXXX; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Loan program disclosure missing or unexecuted - EV 3 COMMENT: The Adjustable Rate Mortgage Loan Program Disclosure is missing. The defect can be cured by providing the disclosure.	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
								COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XXXX was provided more than 60 calendar days after the consummation date,XXXX. The PCCD was provided to correct the following: processing fee paid by lender, recording fee amount, per-diem and payoff Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	1	3	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 3
								COMMENT: This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XXXX without a valid change of circumstance. A cost to cure in the amount of $XXXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	1	3	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 3
								COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: (Title - Closing/Escrow, Title - Exam/Attys Opinion, Title - Lenders Policy, Title - Title Search,XXXX. A cost to cure in the amount of $XXXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	2	2	*** (OPEN) Special information booklet is Missing - EV 2 COMMENT: The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XXXX.	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
									COMMENT: There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared XXXX; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.	No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	2	2	*** (OPEN) Loan program disclosure missing or unexecuted - EV 2 COMMENT: ARM loan program disclosure is missing from the loan file.		1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1		*** (CURED) MI, FHA or MIC missing and required - EV R COMMENT: The MI Cert is missing. A full TILA review could not be performed. The defect can be resolved by providing the MI Cert.	1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	1			3	*** (OPEN) ATR / QM Worksheet - EV 3 COMMENT: The loan file did not contain an ATR/QM Worksheet.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan is missing the initial 1003.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan is missing the final 1003.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan is missing the appraisal.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan is missing the title.

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT:   The loan is missing the mortgage.

*** (OPEN) Note is missing or unexecuted - EV 3
COMMENT:   The loan is missing the note.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan is missing the GFE of closing costs.  The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The loan is missing the notice of servicing transfer. The statute of limitations has expired downgraded based on Client Compliance Profile.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan is missing the HUD.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Final Application is missing - EV 3 COMMENT: The loan is missing the final loan application. *** (OPEN) Good Faith Estimate missing or unexecuted - EV 2 COMMENT: The loan is missing the GFE of closing costs. The statute of limitations has expired downgraded based on Client Compliance Profile. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2 COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The loan file is missing the initial 1003. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2 COMMENT: The loan file is missing the notice of servicing transfer. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the initial 1003.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file did not contain a Final Application.

*** (OPEN) Loan program disclosure missing or unexecuted - EV 3
COMMENT:   The loan file is missing a loan program disclosure.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the appraisal.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file is missing a title policy.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan file is missing a GFE. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The loan file is missing the notice of servicing transfer. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan is missing the initial loan application.

*** (OPEN) Final Application is missing - EV 3
COMMENT:   The loan is missing the final loan application.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan is missing the appraisal.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan is missing the GFE of closing costs.  The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The loan is missing the notice of servicing transfer. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan is missing the initial application.

*** (OPEN) Final Application is missing - EV 3
COMMENT:   The loan is missing the final application.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan is missing the HUD.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan is missing the appraisal.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan is missing the GFE of closing costs.  The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The file did not contain the application.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The file did not contain the HUD.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The file did not contain the appraisal.

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT:   The file did not contain the mortgage.

*** (OPEN) Note is missing or unexecuted - EV 3
COMMENT:   The file did not contain a Note.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.			No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan is missing the initial loan application.

*** (OPEN) Missing Documentation - EV 3
COMMENT:   The loan is missing the sales contract.

*** (OPEN) Final Application is missing - EV 3
COMMENT:   The loan is missing the final loan application.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan is missing the HUD.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan is missing the appraisal.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan is missing the GFE of closing costs.  The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The application is missing from the loan file.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not include the HUD-I Settlement Statement.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The Appraisal is missing from the loan file.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Right of Rescission.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The Good Faith Estimate is missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Initial Good Faith Estimate is Missing - EV 2
COMMENT:   The Good Faith Estimate is missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
					COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.		1			No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The application is missing from the loan file.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The Right to Cancel is missing from the loan file.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The Good Faith Estimate is missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Initial Good Faith Estimate is Missing - EV 2
COMMENT:   The Good Faith Estimate is missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Initial Truth in Lending Disclosure is Missing - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The loan file is missing the Servicing Disclosure. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Property is Manufactured Housing - EV 2
					COMMENT: The subject is a Manufactured Home		1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   Application is missing.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not include the HUD and no alternative documents were available to complete the compliance testing.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   Appraisal was missing.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   Good Faith Estimate is missing.  The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: Notice of Servicing Transfer missing. The statute of limitations has expired downgraded based on Client Compliance Profile	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the initial 1003.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final 1003.

*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3
COMMENT:   The loan file is missing the initial escrow account disclosure.

*** (OPEN) MI, FHA or MIC missing and required - EV 3
COMMENT:   The FHA MI information is missing.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the appraisal.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan file is missing a GFE. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The loan file is missing the notice of servicing transfer. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Missing Appraisal - EV 3 COMMENT: The loan is missing the appraisal.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The application is missing from the loan file.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not include the HUD-I Settlement Statement.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The Appraisal is missing from the loan file.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The Good Faith Estimate is missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The loan file is missing the Servicing Disclosure. The statute of limitations has expired; downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The application is missing from the loan file.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Right of Rescission.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The Good Faith Estimate is missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
					COMMENT: The loan file is missing the Servicing Disclosure. The statute of limitations has expired; downgraded based on Client Compliance Profile.		2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2 COMMENT: The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan is missing the initial application.

*** (OPEN) Final Application is missing - EV 3
COMMENT:   The loan is missing the final application.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan is missing the HUD.

*** (OPEN) Loan program disclosure missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the loan program disclosure; loan was NegAm ARM with PPP.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan is missing the appraisal.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan is missing the refinance 3 day right to cancel.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan is missing the GFE of closing costs.  The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan is missing the initial application.

*** (OPEN) Final Application is missing - EV 3
COMMENT:   The loan is missing the final application.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan is missing the appraisal.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan is missing the title.

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT:   The loan is missing the mortgage.

*** (OPEN) Note is missing or unexecuted - EV 3
COMMENT:   The loan is missing the note.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan is missing the GFE.  The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan is missing the HUD.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The application is missing from the loan file.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not include the HUD

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the appraisal

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Right of Rescission.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The Good Faith Estimate is missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
					COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.		1			No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The application is missing from the loan file.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not include the HUD-I Settlement Statement.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The Appraisal is missing from the loan file.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The Good Faith Estimate is missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
					COMMENT: The loan file is missing the Servicing Disclosure. The statute of limitations has expired; downgraded based on Client Compliance Profile.		1			No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   Application is missing.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not include the HUD

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   Good Faith Estimate is missing. The statute of limitations has expired downgraded based on Client Compliance Profile

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: Notice of Servicing Transfer is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the Appraisal.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Right of Rescission.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file did not contain the initial application

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not contain any HUD’s.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file did not contain the appraisal

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The loan file is missing the Application.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final 1003.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan file is missing the ROR.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan file is missing the GFE. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The loan file is missing the notice of servicing transfer. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The application is missing from the loan file.	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX. The loan data indicates $XXXX whereas the comparison data is $XXXX resulting in a under disclosed amount of $XXXX. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the initial 1003.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final 1003.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file is missing a HUD.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the Appraisal.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan file is missing a GFE. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the initial 1003.

*** (OPEN) Condo / PUD rider Missing - EV 3
COMMENT:   The loan file is missing the PUD rider.

*** (OPEN) Missing AUS - EV 3
COMMENT:   Missing final guidelines from the loan file.

*** (OPEN) Missing Documentation - EV 3
COMMENT:   Missing critical documentation from the loan file: income, assets, loan applications.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final 1003.

*** (OPEN) Missing credit report - EV 3
COMMENT:   Missing credit report from the loan file.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file is missing the title policy.

*** (OPEN) Initial Good Faith Estimate is Missing - EV 2
COMMENT:   The loan file is missing the initial GFE. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Initial Truth in Lending Disclosure is Missing - EV 2
COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Application on/after 2010 and Service Provider List is Missing - EV 2

*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Homeownership Counseling List - EV 2
								COMMENT: The Homeownership Counseling Disclosure (HOC) is missing.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the initial 1003.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final 1003.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file is missing a HUD.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the appraisal.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan file is missing the ROR.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan file is missing a GFE. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Property is Manufactured Housing - EV 2
COMMENT: The subject is a Manufactured Home	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The file provided did not contain the initial application

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final application

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not include the HUD

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
					COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.		1			No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the initial application

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not include the HUD

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the appraisal

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file is missing the title work

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3 COMMENT: The loan file did not include the HUD. *** (OPEN) Final TIL Missing or Not Executed - EV 2 COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.		1			No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The loan application is missing from the file. *** (OPEN) Good Faith Estimate missing or unexecuted - EV 3 COMMENT: GFE is missing from file. *** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3 COMMENT: HUD is missing from file. *** (OPEN) Missing Appraisal - EV 3 COMMENT: Appraisal is missing from file. *** (OPEN) Final TIL Missing or Not Executed - EV 2 COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	*** (CURED) Appraisal not dated - EV R COMMENT: Appraisal is missing from file.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Missing Appraisal - EV 3 COMMENT: The loan file was missing the appraisal. *** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The loan file was missing the 1008 Transmittal Summary.	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
								COMMENT: This loan is not tested against the document type test. ( 12 CFR §1026.32(e)(1) , transferred from 12 CFR §226.32(e)(1) as enacted in 1995 , and 12 CFR §1026.32(a)(4) , transferred from §226.34(a)(4) as amended in 2001 , and 2008 ) The loan's application date is before the law's effective date of October 1, 2009. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $XXXX, whichever is greater. The statute of limitations has expired, downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	1	1			1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Initial Good Faith Estimate is Missing - EV 3 COMMENT: The Initial Good Faith Estimate is missing from the loan file. *** (OPEN) Missing Appraisal - EV 3 COMMENT: The Appraisal is missing from the loan file.		1			No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX
XXXX	XXXX	XXXXX	3	3	*** (OPEN) Missing Appraisal - EV 3 COMMENT: The loan file is missing the appraisal. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan file is missing the notice of servicing transfer.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXX	XX/XX/XXXX	XXXXX	XXXX	XXXXXXXX	$XXX,XXX.XX